Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure Of Interest Income [line items]
Total	$ 432	$ 275
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Interest Income [line items]
Total	392	226
Amortised cost [member]
Disclosure Of Interest Income [line items]
Total	$ 40	$ 49